Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 13,125	$ 14,001	$ 14,577